RISK MANAGEMENT - Credit concentration by economic group (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Loans and advances	$ 220,323,483	$ 191,409,730
20 largest economic groups
RISK MANAGEMENT
Loans and advances	$ 24,706,000	$ 22,281,000